Trade receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivable [Line Items]
CREDIN - Internal Educational Credit		R$ 29,170
Provision for revenue cancellation		(6,512)	R$ (4,191)	R$ (3,136)	R$ (5,212)
Total trade receivables		271,140	146,493
Current		224,128	140,560
Non-current		47,012	5,933
Interest rate for Special Installment Payment receivable	1.34%
Discount rate for Special Installment Payment receivable	2.76%
Cost
Trade Receivable [Line Items]
Tuition fees		410,393	247,419
FIES and UNIEDU Guaranteed Credits		27,710	2,103
PEP - Special Installment Payment		22,365	15,096
Provision for revenue cancellation		(6,512)	(4,191)
Total trade receivables		99,088	72,338
Allowance
Trade Receivable [Line Items]
Total trade receivables		R$ (211,986)	R$ (113,934)